Restructuring (Additional Information) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 13, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Charges [Abstract]
Reduction in Workforce due to Restructuring	55.00%
restructuring-related expenses			$ 3,970	$ 4,329
Restructuring and Related Cost, Accelerated Depreciation			360
Accelerated Hearing Program Charges			129
Severance Costs		$ 359	$ 3,481	$ 3,840	$ 3,840